LOANS, FINANCING AND DEBENTURES - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		111.00%
Current	R$ 7,524,770		R$ 8,234,753
Non-Current	51,581,752		35,780,892
Outstanding Balance	59,106,522		44,015,645
Financing, Loans and Debentures [Member]
LOANS, FINANCING AND DEBENTURES
Current	7,524,770		8,234,753
Non-Current	51,581,752		35,780,892
Outstanding Balance	59,106,522		44,015,645	R$ 47,002,033
Foreign currency excluding bonus and other
LOANS, FINANCING AND DEBENTURES
Current	241,537		257,676
Non-Current	R$ 746,754		R$ 1,070,000
World Bank
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	2.41%		2.41%
Current	R$ 139,563		R$ 149,904
Non-Current			R$ 148,214
Inter-American Development Bank
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	2.93%		1.22%
Current	R$ 40,214		R$ 42,349
Non-Current	R$ 315,109		R$ 379,147
Kreditanstalt fur Wiederaufbau (KFW)
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	4.19%		4.77%
Current	R$ 61,760		R$ 65,423
Non-Current	431,645		542,639
Bonus
LOANS, FINANCING AND DEBENTURES
Current	112,520		120,345
Non-Current	6,440,996		6,871,521
Due 02/04/2025
LOANS, FINANCING AND DEBENTURES
Current	38,616		41,302
Non-Current	R$ 2,594,669		R$ 2,767,841
Spread (as a percent)	3.63%		3.63%
Due 02/04/2030
LOANS, FINANCING AND DEBENTURES
Current	R$ 73,904		R$ 79,043
Non-Current	R$ 3,846,327		R$ 4,103,680
Spread (as a percent)	4.63%		4.63%
Eletrobras - Maturity 06/20/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 16,853
Non-Current	R$ 6,000,000
Spread (as a percent)	1.35%
National Currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 5,902,568		R$ 6,102,722
Non-Current	R$ 23,671,739		R$ 18,042,990
RGR Return
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.00%		5.00%
Current	R$ 250,802		R$ 250,802
Non-Current	R$ 752,406		R$ 1,003,208
RGR Subsidiaries
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.00%		5.00%
Current	R$ 19,983		R$ 83,275
Non-Current	R$ 3,124		R$ 602,157
RGR CCEE
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.00%		5.00%
Current	R$ 9,105		R$ 11,187
BNDES
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	8.58%		5.63%
Current	R$ 615,535		R$ 458,015
Non-Current	R$ 7,495,258		R$ 4,668,486
Federal Savings Bank
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	14.12%		8.22%
Current	R$ 288,316		R$ 806,317
Non-Current	R$ 2,350,637		R$ 3,072,622
Bank of Brazil
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	15.08%		6.92%
Current	R$ 515,116		R$ 957,151
Non-Current	R$ 4,002,284		R$ 1,079,149
Bradesco
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	14.53%		5.27%
Current	R$ 337,405		R$ 265,124
Non-Current	R$ 416,666		R$ 1,077,681
Petrobras
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	13.65%		9.15%
Current	R$ 2,557,907		R$ 2,199,910
Non-Current	R$ 1,730,519		R$ 3,327,920
Vibra Energia S.A.
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	13.65%		9.15%
Current	R$ 24,317		R$ 21,941
Non-Current	R$ 16,592		R$ 31,908
State Grid
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	10.00%		10.00%
Current	R$ 94,855		R$ 91,196
Non-Current	R$ 579,337		R$ 647,597
Ita
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	14.68%		9.15%
Current	R$ 69,580		R$ 4,017
Non-Current	R$ 1,317,360		R$ 500,000
Banco do Nordeste do Brasil
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	8.12%		7.18%
Current	R$ 109,755		R$ 66,187
Non-Current	R$ 1,585,159		R$ 987,810
BASA
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	12.22%		8.52%
Current	R$ 27,360		R$ 12,425
Non-Current	R$ 652,150		344,624
Basa FNO
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	8.50%
Current	R$ 50,302
Non-Current	R$ 431,510
Santander
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	14.10%
Current	R$ 37,076
Non-Current	822,789
Cigas
LOANS, FINANCING AND DEBENTURES
Current	393,920		393,920
Non-Current	R$ 156,147		R$ 193,249
Other Financial Institutions
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	12.55%		6.51%
Current	R$ 501,234		R$ 481,255
Non-Current	1,359,801		506,579
Debentures
LOANS, FINANCING AND DEBENTURES
Current	1,251,291		1,754,010
Non-Current	14,722,263		9,796,381
DI | Eletrobras - 4/25/2022
LOANS, FINANCING AND DEBENTURES
Current			R$ 1,113,080
Spread (as a percent)			0.70%
DI | Eletrobras - 4/25/2024
LOANS, FINANCING AND DEBENTURES
Current	40,090		R$ 27,053
Non-Current	R$ 2,200,000		R$ 2,200,000
Spread (as a percent)	1.00%		1.00%
DI | Eletrobras - Due 04/15/2026
LOANS, FINANCING AND DEBENTURES
Current	R$ 37,365		R$ 24,304
Non-Current	R$ 1,200,000		R$ 1,200,000
Spread (as a percent)	1.80%		1.80%
DI | Eletrobras - Due 4/25/2026
LOANS, FINANCING AND DEBENTURES
Current	R$ 18,487		R$ 12,567
Non-Current	R$ 1,000,000		R$ 1,000,000
Spread (as a percent)	1.20%
DI | Eletrobras - Due 5/15/2029
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)			5.18%
DI | CGT Eletrosul Due 09/16/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 9,182		R$ 5,245
Non-Current	R$ 214,545		R$ 214,465
Spread (as a percent)	1.78%
IPCA | Eletrobras - Due 4/25/2026
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)			1.20%
IPCA | Eletrobras - Due 5/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 5,576		R$ 5,447
Non-Current	R$ 866,533		820,619
Spread (as a percent)	5.18%
IPCA | Eletrobras - Due 04/15/2031
LOANS, FINANCING AND DEBENTURES
Current	R$ 16,817		16,232
Non-Current	R$ 1,690,763		R$ 1,601,176
Spread (as a percent)	4.91%		4.91%
IPCA | Furnas - Due 11/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 2,464		R$ 2,340
Non-Current	R$ 952,777		R$ 897,225
Spread (as a percent)	4.08%		4.08%
IPCA | Furnas - Due 07/01/2038
LOANS, FINANCING AND DEBENTURES
Current	R$ 145,793
Non-Current	R$ 5,067,260
Spread (as a percent)	6.50%
IPCA | Furnas - Due 04/15/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 353,111
Non-Current	R$ 273,902
Spread (as a percent)	7.49%
IPCA | Chesf - Expiration 1/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 18,740		R$ 14,474
Non-Current	R$ 132,155		R$ 141,445
Spread (as a percent)	7.03%		7.03%
IPCA | CGT Eletrosul Due 09/16/2024
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)			1.78%
IPCA | CGT Eletrosul - Due 09/15/2028
LOANS, FINANCING AND DEBENTURES
Current	R$ 11,390		R$ 11,098
Non-Current	R$ 107,610		110,316
Spread (as a percent)	6.80%
IPCA | CGT Eletrosul - Due 11/15/2028
LOANS, FINANCING AND DEBENTURES
Current	R$ 639		597
Non-Current	R$ 348,212		R$ 327,752
Spread (as a percent)	3.75%
IPCA | CGT Eletrosul - Due 19/17/2029
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)			6.80%
IPCA | CGT Eletrosul - Due 09/17/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 13,221		R$ 2,118
Non-Current	R$ 199,061		R$ 187,271
Spread (as a percent)	5.35%
IPCA | Eletronorte - Due 08/04/2024
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)			3.75%
CDI | Furnas - Due 11/15/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 155,786		R$ 95,608
Non-Current	R$ 150,001		R$ 360,000
Spread (as a percent)	117.60%		117.60%
CDI | CGT Eletrosul - Due 09/17/2029
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)			5.35%
CDI | Eletronorte - Due 08/04/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 170,107		R$ 170,657
Non-Current	R$ 111,111		277,778
Spread (as a percent)	2.75%
CDI | Eletronorte - Due 10/20/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 252,523		253,190
Non-Current	R$ 208,333		R$ 458,334
Spread (as a percent)	2.60%		2.60%
CDI | Eletronorte - Due 04/08/2024
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)			2.75%